Employee Option Plans (Details 3) - Sapiens [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding | shares	1,869,412
Weighted Average remaining contractual Term (In Years)	3 years 2 months 16 days
Weighted average exercise price	$ 10.25
Options Exercisable | shares	970,408
Weighted Average Exercise price of Options Exercisable	$ 9.34
Exercise Price Range 1.26-6.10 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price, lower limit	1.26
Ranges of exercise price, upper limit	$ 6.10
Options outstanding | shares	12,158
Weighted Average remaining contractual Term (In Years)	1 year 3 months 29 days
Weighted average exercise price	$ 2.75
Options Exercisable | shares	12,158
Weighted Average Exercise price of Options Exercisable	$ 2.75
Exercise Price Range 7.60 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price	$ 7.60
Options outstanding | shares	300,000
Weighted Average remaining contractual Term (In Years)	1 year 4 months 2 days
Weighted average exercise price	$ 7.60
Options Exercisable | shares	300,000
Weighted Average Exercise price of Options Exercisable	$ 7.60
Exercise Price Range 8.45-8.96 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price, lower limit	8.45
Ranges of exercise price, upper limit	$ 8.96
Options outstanding | shares	95,000
Weighted Average remaining contractual Term (In Years)	2 years 5 months 23 days
Weighted average exercise price	$ 8.88
Options Exercisable | shares	63,750
Weighted Average Exercise price of Options Exercisable	$ 8.93
Exercise Price Range 9.11-9.96 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price, lower limit	9.11
Ranges of exercise price, upper limit	$ 9.96
Options outstanding | shares	457,254
Weighted Average remaining contractual Term (In Years)	3 years 18 days
Weighted average exercise price	$ 3,018
Options Exercisable | shares	287,000
Weighted Average Exercise price of Options Exercisable	$ 9.43
Exercise Price Range 10.21-11.21 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price, lower limit	10.21
Ranges of exercise price, upper limit	$ 11.21
Options outstanding | shares	145,000
Weighted Average remaining contractual Term (In Years)	4 years 1 month 9 days
Weighted average exercise price	$ 10.94
Options Exercisable | shares	55,000
Weighted Average Exercise price of Options Exercisable	$ 10.69
Exercise Price Range 11.23 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price	$ 11.23
Options outstanding | shares	607,500
Weighted Average remaining contractual Term (In Years)	3 years 8 months 5 days
Weighted average exercise price	$ 11.23
Options Exercisable | shares	200,000
Weighted Average Exercise price of Options Exercisable	$ 11.23
Exercise Price Range 11.99-12.40 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price, lower limit	11.99
Ranges of exercise price, upper limit	$ 12.40
Options outstanding | shares	90,000
Weighted Average remaining contractual Term (In Years)	3 years 5 months 12 days
Weighted average exercise price	$ 12.13
Options Exercisable | shares	52,500
Weighted Average Exercise price of Options Exercisable	$ 12.17
Exercise Price Range 13.12 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price	$ 13.12
Options outstanding | shares	810,000
Weighted Average remaining contractual Term (In Years)	4 years 9 months 11 days
Weighted average exercise price	$ 11.54
Options Exercisable | shares	33,750
Weighted Average Exercise price of Options Exercisable	$ 12.27
Exercise Price Range 13.28-15.60 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price, lower limit	13.28
Ranges of exercise price, upper limit	$ 15.60
Options outstanding | shares	37,500
Weighted Average remaining contractual Term (In Years)	5 years 2 months 30 days
Weighted average exercise price	$ 15.14
Options Exercisable | shares
Weighted Average Exercise price of Options Exercisable